Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (thousands)	PPNR Per Share ($)(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2023	$1,743,845	$1,368,953	$722,717	$519,960	$96.65	$126.53	$40,811	$0.85
2022	$2,122,665	$2,046,952	$733,665	$689,960	$145.24	$155.51	$67,547	$1.20
2021	$1,146,955	$1,507,135	$658,512	$760,123	$151.08	$168.09	$63,233	$1.01

Company Selected Measure Name	pre-tax, pre-provision net revenue (“PPNR”) per share
Named Executive Officers, Footnote	Reflects compensation for Keith Suchodolski, Patrick M. Joyce, Thomas D. DeMedici and Anthony V. Bilotta, Jr. for fiscal years 2023 and 2022 and Eric B. Heyer, Keith Suchodolski, John V. Dunne and Timothy A. Swansson for fiscal year 2021.
Peer Group Issuers, Footnote	Peer group used for total shareholder return (“TSR”) comparisons reflects the S&P US SmallCap Banks Index; which is also reported in the Stock Performance Graph in our Form 10-K for the year ended June 30, 2023.
PEO Total Compensation Amount	$ 1,743,845	$ 2,122,665	$ 1,146,955
PEO Actually Paid Compensation Amount	$ 1,368,953	2,046,952	1,507,135
Adjustment To PEO Compensation, Footnote	To calculate CAP, as defined in the applicable SEC rules, the following adjustments were made to compensation as reported in the Summary Compensation Table for our PEO and Non-PEO NEOs.

	PEO			Non-PEO NEOs
	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$1,743,845	$2,122,665	$1,146,955	$722,717	$733,665	$658,512
Less: Amount reported in the “Stock Awards” column in the Summary Compensation Table	(576,313)	(545,668)	—	(228,723)	(216,596)	(176,022)
Plus: Fair value at fiscal year-end of equity awards granted during the fiscal year that remained unvested	342,870	443,156	—	136,076	175,905	160,447
Change in fair value at fiscal year-end versus prior fiscal year-end for awards granted in a prior fiscal year that remained unvested	(134,954)	—	240,340	(104,512)	(25,607)	85,452
Change in fair value at vesting date versus prior fiscal year-end for awards granted in a prior fiscal year that vested during the fiscal year	4,919	32,660	119,840	(5,598)	22,593	31,734
Less: Amount reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table	(195,975)	(436,709)	—	—	—	—
Plus: Service cost for pension plan	184,561	430,848	—	—	—	—
Compensation Actually Paid (CAP)	$1,368,953	$2,046,952	$1,507,135	$519,960	$689,960	$760,123

Non-PEO NEO Average Total Compensation Amount	$ 722,717	733,665	658,512
Non-PEO NEO Average Compensation Actually Paid Amount	$ 519,960	689,960	760,123
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP, as defined in the applicable SEC rules, the following adjustments were made to compensation as reported in the Summary Compensation Table for our PEO and Non-PEO NEOs.

	PEO			Non-PEO NEOs
	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$1,743,845	$2,122,665	$1,146,955	$722,717	$733,665	$658,512
Less: Amount reported in the “Stock Awards” column in the Summary Compensation Table	(576,313)	(545,668)	—	(228,723)	(216,596)	(176,022)
Plus: Fair value at fiscal year-end of equity awards granted during the fiscal year that remained unvested	342,870	443,156	—	136,076	175,905	160,447
Change in fair value at fiscal year-end versus prior fiscal year-end for awards granted in a prior fiscal year that remained unvested	(134,954)	—	240,340	(104,512)	(25,607)	85,452
Change in fair value at vesting date versus prior fiscal year-end for awards granted in a prior fiscal year that vested during the fiscal year	4,919	32,660	119,840	(5,598)	22,593	31,734
Less: Amount reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table	(195,975)	(436,709)	—	—	—	—
Plus: Service cost for pension plan	184,561	430,848	—	—	—	—
Compensation Actually Paid (CAP)	$1,368,953	$2,046,952	$1,507,135	$519,960	$689,960	$760,123

Compensation Actually Paid vs. Total Shareholder Return	PEO and Average Non-PEO NEO CAP vs Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	PEO and Average Non-PEO NEO CAP vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Non-PEO NEO CAP vs PPNR Per Share
Total Shareholder Return Vs Peer Group	PEO and Average Non-PEO NEO CAP vs Company TSR and Peer Group TSR
Tabular List, Table
Tabular List of Financial Performance Measures
The following table identifies the most important financial performance measures used by the Company to link CAP to the Company’s NEOs in 2023 to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussion and Analysis.”

Financial Performance Measures
Pre-tax, pre-provision net revenue per share
Net charge-offs
Non-interest expense ratio

Total Shareholder Return Amount	$ 96.65	145.24	151.08
Peer Group Total Shareholder Return Amount	126.53	155.51	168.09
Net Income (Loss)	$ 40,811,000	$ 67,547,000	$ 63,233,000
Company Selected Measure Amount	0.85	1.20	1.01
PEO Name	Craig L. Montanaro	Craig L. Montanaro	Craig L. Montanaro
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax, pre-provision net revenue per share
Measure:: 2
Pay vs Performance Disclosure
Name	Net charge-offs
Measure:: 3
Pay vs Performance Disclosure
Name	Non-interest expense ratio
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (576,313)	$ (545,668)	$ 0
PEO | Fair Value at Fiscal Year-End of Equity Awards Granted During the Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,870	443,156	0
PEO | Change in Fair Value at Fiscal Year-End Versus Prior Fiscal Year-End for Awards Granted in a Prior Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,954)	0	240,340
PEO | Change in Fair Value at Vesting Date Versus Prior Fiscal Year-End for Awards Granted in a Prior Fiscal Year That Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,919	32,660	119,840
PEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,975)	(436,709)	0
PEO | Service Cost for Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,561	430,848	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(228,723)	(216,596)	(176,022)
Non-PEO NEO | Fair Value at Fiscal Year-End of Equity Awards Granted During the Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,076	175,905	160,447
Non-PEO NEO | Change in Fair Value at Fiscal Year-End Versus Prior Fiscal Year-End for Awards Granted in a Prior Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,512)	(25,607)	85,452
Non-PEO NEO | Change in Fair Value at Vesting Date Versus Prior Fiscal Year-End for Awards Granted in a Prior Fiscal Year That Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,598)	22,593	31,734
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Service Cost for Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0